Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balances, December 31, 2012	1,680,000	$1.01	8.8	$2,200
Options cancelled and retired	—	—	—	—
Options exercised	—	—	—	—
Options granted	—	—	—	—
Balances, September 30, 2013	1,680,000	$1.01	8.1	$534,600

Options vested and exercisable and expected to be vested and exercisable at September 30, 2013	1,518,900	$1.03	8.0	$478,215
Options vested and exercisable at September 30, 2013	555,000	$1.38	7.0	$140,850

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balances, December 31, 2011	180,000	$2.52	5.4	$2,400
Options cancelled and retired	-	-
Options exercised	-	-
Options granted	1,500,000	0.83
Balances, December 31, 2012	1,680,000	1.01	8.8	2,200
Options cancelled and retired	-	-
Options exercised	-	-
Options granted	-	-
Balances, December 31, 2013	1,680,000	$1.01	7.8	$458,600

Options vested and exerciseable and expected to be vested and exerciseable at December 31, 2013	1,518,900	$1.03	7.8	$410,270
Options vested and exerciseable at December 31, 2013	180,000	$2.52	3.4	$8,600

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

	Options Outstanding, Vested and Exercisable

Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
$0.70	20,000	5.8	$0.70	20,000	$0.70
0.83	1,500,000	8.6	0.83	375,000	0.83
1.24	20,000	4.8	1.24	20,000	1.24
2.65	10,000	4.1	2.65	10,000	2.65
2.67	20,000	3.8	2.67	20,000	2.67
2.95	90,000	2.9	2.95	90,000	2.95
3.50	20,000	3.4	3.50	20,000	3.50
Total	1,680,000	8.1	$1.01	555,000	$1.38

	Options Outstanding, Vested and Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
$0.70	20,000	5.5	$0.70	20,000	$0.70
0.83	1,500,000	8.4	0.83	0	0.83
1.24	20,000	4.6	1.24	20,000	1.24
2.65	10,000	3.9	2.65	10,000	2.65
2.67	20,000	3.6	2.67	20,000	2.67
2.95	90,000	2.7	2.95	90,000	2.95
3.50	20,000	3.2	3.50	20,000	3.50
Total	1,680,000	7.8	$1.01	180,000	$2.52

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

	Restricted Shares Outstanding

	Number of Shares	Weighted Average Grant Date Fair Value
Balances, December 31, 2012	1,647,500	$0.38
Shares cancelled and forfeited	—	—
Shares vested	(105,000)	0.82
Shares granted	140,000	0.83
Balances, September 30, 2013	1,682,500	$0.39

	Restricted Shares Outstanding
	Number of Shares	Weighted Average Grant Date Fair Value
Balances, December 31, 2011	400,000	$0.47
Shares cancelled and forfeited	-	-
Shares vested	-	-
Shares granted	1,247,500	0.36
Balances, December 31, 2012	1,647,500	$0.38
Shares cancelled and forfeited	-	-
Shares vested	(105,000)	0.82
Shares granted	140,000	$0.83
Balances, December 31, 2013	1,682,500	$0.39

Change in Non-Controlling Interest, Carrying amount
Balance at December 31, 2012	$7,000
Add: Income attributable to non-controlling interests	543
Less: Cash distribution to non-controlling interest	(1,815)
Balance at September 30, 2013	$5,728

Balance at December 31, 2012	$7,000
Add: Income attributable to non-controlling interests	1,470
Less: Cash distribution to non-controlling interests	(2,857)
Balance at December 31, 2013	$5,613